Transactions with Related Parties	6 Months Ended
Jun. 30, 2022
Transactions with Related Parties [Abstract]
Transactions with Related Parties
5.	Transactions with Related Parties:

(a)
Central Mare– Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers and other administrative employees (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Chief Operating Officer).

The fees charged by Central Mare for the six months ended June 30, 2021 and 2022 are as follows:

	Six Months Ended June 30,
	2021	2022	Presented in:
Executive officers and other personnel expenses	180	180	General and administrative expenses - Statements of comprehensive income / (loss)
Amortization of awarded shares	(17)	(16)	Management fees - related parties - Statements of comprehensive income / (loss)
Total	163	164

(b)
Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements: On January 1, 2019, the Company entered into a letter agreement with CSI, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, which detailed the services and fees for the management of the Company’s fleet.

The fees charged by and expenses relating to CSI for the six months ended June 30, 2021 and 2022 are as follows:

	Six Months Ended June 30,
	2021	2022	Presented in:
Management fees	99	61	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
	705	866	Management fees - related parties -Statements of comprehensive income/(loss)
Supervision services fees	27	14	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Superintendent fees	13	13	Vessel operating expenses -Statements of comprehensive income/(loss)
	178	129	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Accounting and reporting cost	180	180	Management fees - related parties -Statements of comprehensive income/(loss)
Commission for sale and purchase of vessels	793	-	Management fees - related parties -Statements of comprehensive income/(loss)
	-	730	Gain from vessel sales -Statements of comprehensive income/(loss)
	702	-	Capitalized in Investments in unconsolidated joint ventures –Balance sheet
	-	455	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Commission on charter hire agreements	316	486	Voyage expenses - Statements of comprehensive income/(loss)
Financing fees	150	312	Net in Current and Non-current portions of long-term debt – Balance Sheet
Total	3,163	3,246

For the six months ended June 30, 2021 and 2022, CSI charged the Company newbuilding supervision related pass-through costs amounting to $428 and $236 respectively, which are not included in the table above and are presented in Vessels, net in the Company’s accompanying unaudited interim condensed consolidated balance sheets.

(c)
Dividends of Series E Shares to Family Trading Inc (“Family Trading”): On June 30, 2022, the Company declared a dividend of $1,015 for the period January 1, 2022 through June 30, 2022 and accrued interest on unpaid dividends amounted to $30 for the same period. As of December 31, 2021 and June 30, 2022 dividends due to Family Trading were $968 and $0 respectively and are presented in Due to related parties, in the accompanying unaudited interim condensed consolidated balance sheets.

(d)
Dividends of Series F Shares to Africanus Inc (“Africanus”): On January 17, 2022, the Company entered into a stock purchase agreement with Africanus Inc., an affiliate of Evangelos J. Pistiolis for the sale of up to 7,560,759 newly-issued Series F Non-Convertible Perpetual Preferred Shares (“Series F Shares”, see Note 9 and 12). The issuance of the Series F Shares was approved by a committee of the Company’s board of directors, of which all of the directors were independent. On June 30, 2022, the Company declared dividends of $6,307 for the period January 17, 2022 through June 30, 2022 and accrued interest on unpaid dividends amounted to $8 for the same period. As of June 30, 2022 dividends due to Africanus were $1,369 and are presented in Due to related parties, on the accompanying unaudited interim condensed consolidated balance sheets.

(e)
Charter party with Central Tankers Chartering Inc (“CTC”): On January 6, 2021 the Company acquired a shipowning company from an entity affiliated with Mr. Evangelos J. Pistiolis that owned M/T Eco Oceano Ca which was party to a time charter, with CTC, for a firm duration of five years at a gross daily rate of $32,450, with two optional years at $33,950 and $35,450 at CTC’s option. On February 22, 2022 the Company amended the previously agreed time charter with CTC and increased its firm period from 5 years to 15 years and reduced the daily rate from $32,450 to $24,500. This amendment was approved by a committee of the Company’s board of directors, of which all of the directors were independent, after obtaining a fairness opinion from an independent financial advisor. The time charter commenced on the date of delivery. For the six months ended June 30, 2022 the CTC charter generated $2,786 of revenue presented in Time charter revenues from related parties in the accompanying unaudited interim condensed consolidated statements of comprehensive income / (loss). As of June 30, 2022, there were no amounts due to CTC.

(f)
Short term loan from Central Mare (“Central Mare Bridge Loan”): On January 5, 2022 the Company entered into an unsecured credit facility for up to $20,000 with Central Mare in order to finance part of the cost of its newbuilding program (see Note 7). Related party interest expense, commitment fees and arrangement fees for the period ended June 30, 2022 incurred in connection with this credit facility, amounted to $169, $18 and $400 respectively and are included in interest and finance costs in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss). The Central Mare Bridge Loan was terminated on March 4, 2022 and as of June 30, 2022, there are no interest, arrangement fees nor commitment fees due to Central Mare.